OTHER NON-CURRENT ASSETS (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
OTHER NON-CURRENT ASSETS
Rental and other deposits	¥ 193,626	¥ 77,985
Others	18,159	20,740
Total other non-current assets	¥ 211,785	¥ 98,725